UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS INC.
Address:          8F, No. 136 Nanjing East Road Section 3
                  Taipei City, Taiwan, 104
                  R.O.C.


Form 13F File Number: 028-13325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Wong
Title:            Authorized Signatory
Phone:            (212) 792-4399

Signature, Place, and Date of Signing:

/s/ Robert Wong        New York, New York        August 14, 2009
---------------        ------------------        ------------
  [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $58,505 (thousands)


List of Other Included Managers:

None



                                                               FORM 13F INFORMATION TABLE

                                                                     SHARES
                                TITLE OF                     VALUE   OR PRN    SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)   AMT      PRN  CALL DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------                  --------         ------    --------  --------  ---- ---- --------  --------   ----    ------   ----
3SBIO INC                       SPONSORED ADR    88575Y105  172      20,821    SH        Sole                20,821     0        0
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR    00756M404  108      36,400    SH        Sole                36,400     0        0
ASIAINFO HLDGS INC              COM              04518A104  861      50,000    SH        Sole                50,000     0        0
CHINA NEPSTAR CHAIN DRUGSTOR    SPONSORED ADR    16943C109  57       10,000    SH        Sole                10,000     0        0
CREE INC                        COM              225447101  11880    404,069   SH        Sole                404,069    0        0
CTRIP COM INTL LTD              ADR              22943F100  264      5,700     SH        Sole                5,700      0        0
FORMFACTOR INC                  COM              346375108  207      12,000    SH        Sole                12,000     0        0
INTEL CORP                      COM              458140100  2034     122,900   SH        Sole                122,900    0        0
INTERNATIONAL RECTIFIER CORP    COM              460254105  818      55,250    SH        Sole                55,250     0        0
NEW ORIENTAL ED & TECH GRP I    SPON ADR         647581107  26344    391,095   SH        Sole                391,095    0        0
POWER INTEGRATIONS INC          COM              739276103  1639     68,887    SH        Sole                68,887     0        0
RUBICON TECHNOLOGY INC          COM              78112T107  143      10,000    SH        Sole                10,000     0        0
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR    83415U108  3773     582,328   SH        Sole                582,328    0        0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100  4320     459,111   SH        Sole                459,111    0        0
VANCEINFO TECHNOLOGIES INC      ADR              921564100  190      12,840    SH        Sole                12,840     0        0
WESTERN DIGITAL CORP            COM              958102105  5695     214,900   SH        Sole                214,900    0        0
